Investments - (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of Carrying Value of Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Current investments
Amortized cost:
Quoted debt securities	11	20

Fair value through profit and loss:
Mutual funds	251	229

Fair Value through other comprehensive income:
Quoted debt securities	132	375
Certificates of deposit	844	410
Commercial Paper	127	426
	1,365	1,460
Non-Current investments
Amortized cost:
Quoted debt securities	46	173

Fair value through other comprehensive income:
Quoted debt securities	790	1,014
Quoted equity securities	6	7
Unquoted equity and preference securities	66	20

Fair value through profit and loss:
Target maturity fund units	—	54
Unquoted equity and preference securities	6	3
Others	28	23
	942	1,294
Total Investments	2,307	2,754
Investment carried at amortized cost	57	193
Investments carried at fair value through other comprehensive income	1,965	2,252
Investments carried at fair value through profit and loss	285	309

Note: Uncalled capital commitments outstanding as of March 31, 2026, and March 31, 2025, was $10 million and $14 million, respectively.

Schedule of Amounts Recorded in Other Comprehensive Income

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2026
	Gross	Tax	Net
Certificates of deposit, Commercial papers and Quoted debt securities	(3)	1	(2)
Equity and preference securities	49	(7)	42

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2025
	Gross	Tax	Net
Quoted debt securities	26	(3)	23
Certificates of deposit and Commercial papers	1	—	1
Equity and preference securities	2	—	2

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2024
	Gross	Tax	Net
Quoted debt securities	19	(2)	17
Equity and preference securities	1	1	2

Schedule of Method of Fair Valuation

Method of fair valuation:

(Dollars in millions)
Class of investment	Method	Fair value
		As of March 31
		2026	2025
Mutual fund units- carried at Fair value through profit or loss	Quoted price	251	229
Target maturity fund units- carried at Fair value through profit or loss	Quoted price	—	54
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	59	213
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	922	1,389
Commercial Paper- carried at Fair value through other comprehensive income	Market observable inputs	127	426
Certificate of deposits- carried at Fair value through other comprehensive income	Market observable inputs	844	410
Unquoted equity and preference securities - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	6	3
Unquoted equity and preference securities- carried at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	66	20
Quoted equity securities - carried at fair value through other comprehensive income	Quoted price	6	7
Others - carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	28	23
		2,309	2,774

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.